SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	10 Months Ended
Mar. 31, 2026
Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

3.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Recent Accounting Standards and Pronouncements

Management does not believe that any recently issued, but not yet effective, accounting pronouncements, if currently adopted, would have a material effect on the Company’s consolidated financial statements.

Basis of accounting

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”) and have been consistently applied.

Use of estimates

The preparation of the accompanying consolidated financial statements in conformity with GAAP requires management to make certain estimates and assumptions that affect the reported amounts and disclosures of assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Estimates are adjusted to reflect actual experience when necessary. There were no significant estimates for the period ended March 31, 2026.

Cash

Cash consists of cash held in bank. As of March 31, 2026, the Company held its cash balance at Citibank. Balances may exceed insured limits and therefore may expose the Company to concentration of credit risk. As of March 31, 2026, the Company did not have cash balances in excess of insured limits and not experienced any losses on such balances.

General and Administrative Expense

General and administrative expenses consist primarily of salaries and related costs for personnel in executive management, finance, corporate and business development, and administrative functions. They also include legal fees relating to patent and corporate matters; professional fees for accounting, auditing, tax, and administrative consulting services; insurance costs; administrative travel expenses; and other operating costs.

Comprehensive Loss

Financial Accounting Standards Board (“FASB”) Accounting Standards Codifications (“ASC”) 220, Comprehensive Income, establishes standards for reporting and display of comprehensive income or loss, its components and accumulated balances. Comprehensive income or loss as defined includes all changes in equity during a period from non-owner sources. Comprehensive loss consists of net loss and other comprehensive income or loss. For the period from June 6, 2025 (inception) to March 31, 2026, the Company had no components of other comprehensive income or loss. Accordingly, comprehensive loss was equal to net loss for the period.

Net Loss per Share

The Company calculates basic and diluted earnings/(net loss) per share under ASC Topic 260, Earnings Per Share. Basic earnings/(net loss) per share is computed by dividing the net income/(loss) by the number of weighted-average common shares outstanding for the period. Diluted earnings/(net loss) is computed by adjusting net income/(loss) based on the impact of any dilutive instruments. Diluted earnings/(net loss) per share is computed by dividing the diluted net income/(loss) by the number of weighted-average common shares outstanding for the period including the effect, if dilutive, of any instruments that can be settled in common shares. When computing diluted net income/(loss) per share, the numerator is adjusted to eliminate the effects that have been recorded in net income/(loss) (net of tax, if any) attributable to any liability-classified dilutive instruments.

The Company had one ordinary share issued and outstanding during the period from June 6, 2025 (inception) through March 31, 2026 and had no potentially dilutive securities. Accordingly, the weighted-average number of ordinary shares outstanding used in the calculation of both basic and diluted net loss per share was one share, and basic and diluted net loss per share were the same.

For the period from June 6, 2025 (inception) through March 31, 2026, the Company reported a net loss of $88,276, resulting in basic and diluted net loss per share of $88,276 per ordinary share.

Segment Information

The Company applies the provisions of ASC Topic 280, Segment Reporting, including the disclosure requirements of ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures.

Operating segments are components of an entity for which discrete financial information is available and regularly reviewed by the chief operating decision maker (“CODM”) for purposes of allocating resources and assessing performance. The Company has identified its Managing Director, who is also the Company’s sole shareholder, as its CODM.

The Company consists of Zoar Limited and its wholly owned subsidiary, Merger Sub. The CODM reviews the financial information of the Company on a consolidated basis for purposes of assessing performance and allocating resources. During the period from June 6, 2025 (inception) through March 31, 2026, the Company had not commenced revenue-generating operations and its activities were primarily related to corporate organization and the contemplated merger transaction. Based on the manner in which the CODM reviews financial information and manages the Company, management has determined that the Company has one operating segment and one reportable segment.

Concentrations of Risk

Financial instruments that potentially subject the Company to concentration of credit risk consist primarily of cash and cash equivalents. As of March 31, 2026, substantially all of the Company’s cash and cash equivalents were maintained with one financial institution. The Company has not experienced any losses on its cash and cash equivalents, and management does not believe that it is exposed to significant credit risk with respect to such balances.

As of March 31, 2026, the Company had not commenced revenue-generating operations and had no accounts receivable. Accordingly, the Company was not subject to concentration of credit risk associated with customers or accounts receivable.

The Company had no material revenue, customer, or supplier concentrations during the period from June 6, 2025 (inception) through March 31, 2026.

Emerging growth company

The Company is an “emerging growth company”, as defined in Section 2(a) of the Securities Act of 1933, as amended, (the “Securities Act”), as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”). The JOBS Act provides that an emerging growth company can take advantage of an extended transition period for complying with new or revised accounting standards. Thus, an emerging growth company can delay the adoption of certain accounting standards until those standards would otherwise apply to private companies. The Company has elected to take advantage of the extended transition period to comply with new or revised accounting standards and to adopt certain of the reduced disclosure requirements available to emerging growth companies. As a result of the accounting standards election, the Company will not be subject to the same implementation timeline for new or revised accounting standards as other public companies that are not emerging growth companies, which may make comparison of the Company’s consolidated financial statements to those of other public companies more difficult.

Related parties and transactions

The Company identifies related parties, and accounts for, discloses related party transactions in accordance with ASC 850, “Related Party Disclosures” and other relevant ASC standards.

Parties, which can be a corporation or individual, are considered to be related if the Company has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operational decisions. Companies are also considered to be related if they are subject to common control or significant influence.